Equity Method Investments	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
NOTE 10. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

In May 2020, we acquired the remaining interest in HBO LAG and fully consolidated that entity. In October 2020, we sold our ownership interest in CME. (See Note 6)

In 2019, we sold our investments in Hudson Yards and Hulu. (See Note 6)

In 2018, we acquired Time Warner, which included various equity method investments. The difference between the fair values and the proportional carrying amounts of those investments’ net assets primarily related to investments in CME (sold in 2020) and HBO LAG (consolidated in 2020). (See Note 6)

Our investments in equity affiliates at December 31, 2020 primarily include our interests in SKY Mexico and The CW Network.
SKY Mexico We hold a 41.3% interest in SKY Mexico, which is a leading pay-TV provider in Mexico.

The CW Network (The CW) We hold a 50.0% interest in The CW, which is an advertising supported broadcasting and licensing joint venture between Warner Bros. and CBS Corporation.
The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2020	2019
Beginning of year	$3,695	$6,245
Additional investments	178	448
Acquisition of remaining interest in HBO LAG	(1,141)	—
Disposition of CME	(749)	—
Disposition of Hudson Yards	—	(1,681)
Disposition of Hulu	—	(689)
Disposition of Game Show Network	—	(288)
Equity in net income (loss) of affiliates	95	6
Dividends and distributions received	(133)	(301)
Currency translation adjustments	(10)	(10)
Impairments	(146)	—
Other adjustments	(9)	(35)
End of year	$1,780	$3,695